Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
ACQUISITIONS
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following summarizes the preliminary allocation of purchase price to the fair value of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Consideration:
Cash	$2,397
Issuance of 232,504 common shares for replacement of Alabama Graphite shares	6,394
Issuance of 7,280 options for replacement of Alabama Graphite options	35
Issuance of 42,888 warrants for replacement of Alabama Graphite warrants	54
$8,880

The fair value of the consideration given was allocated as follows:
Assets:
Cash and cash equivalents	$17
Short-term receivables	113
Prepaid expenses	42
Property, plant, equipment and graphite mineral interests	8,973
Total assets	9,145
Liabilities:
Accounts payable and accrued liabilities	265
Total liabilities	265
Net assets	$8,880

The following summarizes the preliminary allocation of purchase price to the fair value of assets acquired and liabilities assumed as of the acquisition date (in thousands):

Consideration:
Cash	$2,397
Issuance of 11,625,210 common shares for replacement of Alabama Graphite shares	6,394
Issuance of 364,000 options for replacement of Alabama Graphite options	36
Issuance of 2,144,378 warrants for replacement of Alabama Graphite warrants	54
$8,881

The fair value of the consideration given was allocated as follows:
Assets:
Cash and cash equivalents	$17
Short-term receivables	113
Prepaid expenses	42
Property, plant, equipment and graphite mineral interests	8,973
Total assets	9,145
Liabilities:
Accounts payable and accrued liabilities	264
Total liabilities	264
Net assets	$8,881